Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 49	$ 44	$ 102	$ 85
Net (gains) losses on foreign exchange and derivative financial instruments	(6)	49	(14)	58
Fair value adjustments (see note 5)	2	7	(1)	14
Other	(44)	5	(40)	12
Total	$ 1	$ 105	$ 47	$ 169